CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 4,693,725	$ 52,659
Accounts receivable, net	3,859,493	180,000
Notes receivables, net	928,856
Other receivables, net	147,952	5,223,235
Due from related parties	247,328	1,279
Prepayments	167,173	10,564
Total current assets	10,044,527	5,467,737
OTHER ASSETS
Property and equipment, net	781,624
Right-of-use assets	516,443
Escrow		52,187,762
Goodwill	62,435,299
Total other assets	63,733,366	52,187,762
Total assets	73,777,893	57,655,499
CURRENT LIABILITIES
Accounts payable	2,787,656	0
Other payables and accrued liabilities	260,909	62,403
Contract liabilities	37,316
Taxes payable	528,950	594
Lease liabilities - current	199,197
Total current liabilities	3,814,028	62,997
OTHER LIABILITIES
Lease liabilities - noncurrent	306,028
Other liabilities	2,856,120	0
Total other liabilities	3,162,148
Total liabilities	6,976,176	62,997
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00001 par value, 5,000,000,000,000 shares authorized, 5,456,974 and 1,342,999 issued and outstanding as of December 31, 2024 and December 31, 2023, respectively*	55	13
Subscription receivable		(1,184,676)
Additional paid-in capital*	91,539,240	83,383,062
Accumulated deficits	(26,703,478)	(24,604,441)
Accumulated other comprehensive income	(63,634)	(1,456)
Total shareholders’ equity attributable to Infobird Co., Ltd	64,772,183	57,592,502
Non-controlling interests	2,029,534
Total equity	66,801,717	57,592,502
Total liabilities and equity	$ 73,777,893	$ 57,655,499